UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
(Registrant's telephone number, including area code)

Date of fiscal year end: October 31, 2020

Date of reporting period: April 30, 2020

Item 1. Reports to Stockholders.

FIRST STATE GLOBAL LISTED

INFRASTRUCTURE FUND

CLASS I

SEMI-ANNUAL REPORT

April 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically through the Fund’s website.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held within the fund complex and may apply to all funds held through your financial intermediary.

First State Global Listed Infrastructure Fund

April 30, 2020

Dear Shareholder,

We are pleased to present the semi-annual report for the First State Global Listed Infrastructure Fund (NASDAQ: FLIIX), (the “Fund”); covering the fiscal period from November 1, 2019 to April 30, 2020.

The following table provides a summary of the Fund’s performance as of April 30, 2020, compared to the FTSE Global Core Infrastructure 50/50 Net Index, the Fund’s benchmark index.

Period	Fund (net of fees)	FTSE Global Core Infrastructure 50/50 Index
6 Month	-11.39%	-12.60%
1 Year	-5.77%	-6.65%
3 Years	2.53%	3.26%
Since Inception (2/28/2017)	3.79%	4.35%

Performance greater than one year is annualized. Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-888-898-5040. The Fund imposes a 2.00% redemption fee on shares held for 30 days or less. The gross expense ratio of the Fund is 1.94%.

The Fund provides investors with exposure to a range of global listed infrastructure assets, including toll roads, airports, railroads, utilities, pipelines and mobile towers. These assets share common characteristics, like barriers to entry and pricing power, which can provide investors with inflation-protected income and steady capital growth.

Listed infrastructure endured volatile market conditions during the fiscal period November 1, 2019 through April 30, 2020. After delivering stable returns at the end of 2019 and into 2020, listed infrastructure fell along with broader financial markets in February and March as the spread of coronavirus led authorities to shutdown activity and the need for liquidity raised correlations. Substantial government stimulus packages then restored a measure of investor confidence in April.

Within the asset class considerable variance was observed between sub-sectors. Transport infrastructure stocks (Airports, Railroads, Toll roads) were affected by the prospect of lower traffic and passenger volumes in an environment of lower economic activity. Pipelines were also hit by lower demand as economic activity levels fell, while the breakdown of cooperation between oil producers Russia and Saudi Arabia added a supply shock. Enterprise Products Partners grappled with concerns that lower prices could curtail oil and gas production levels in Texas’ Permian basin, where its operations are centred. Williams fared slightly better on the view that natural gas producers in the Northeast U.S. Marcellus basin, where many of its assets are focused, were less vulnerable than those in the oil-rich Permian.

More positively, mobile towers such as SBA Communications and Crown Castle were resilient. Coronavirus highlighted the need for improved wireless / remote / video conferencing capabilities which should support data growth and increased demand for towers. U.S. telecom company Verizon – a significant tower customer – announced a $500 million increase to its 2020 capital expenditure plans in March, in marked contrast to cuts elsewhere across the corporate world. Utilities, which represent over half of the portfolio, also proved relatively defensive during this period. Companies including Eversource Energy, NextEra Energy and National Grid were supported by the stable nature of their regulated business models, and inelastic demand for their services.

Positioning
The Fund is managed using a disciplined, bottom-up investment process with equal emphasis on quality and valuation, which aims to identify mispricing.

The portfolio remains positioned with toll roads as its largest sector overweight. Current valuations, even after April’s partial rebound, imply multi-year traffic declines and ignore the reality that interest rates will likely be lower going forward.  There is a valid argument that increased flexibility to work-from-home may result in a permanent adjustment to traffic.  There is a stronger argument, and evidence from China, that as shutdowns are eased, people will prefer to travel by private car than by public bus / subway to maintain social distancing.

The portfolio is also overweight gas utilities. This exposure is made up of specialist U.S. and European companies operating in niche market areas; a stable Japanese name with a strong balance sheet that can add stability to the portfolio; and the newly added Chinese gas utilities which are positioned to benefit from structural growth, in a region that appears to have coped well with the coronavirus outbreak.

We have begun to reduce the scale of the Fund’s underweight exposure to Airports, but remain cautious on the sector. Any recovery in airport passenger numbers may be slow due to traveler caution, making it difficult to predict when volumes will recover to pre-coronavirus levels. A staggered re-opening of airports may start with domestic or regional flights, which are far less valuable than international flights.

A prudent approach has been maintained towards North American freight rail stocks, which are relatively sensitive to the economy. Freight volumes are likely to turn down in the coming months. We expect U.S. carloads down ~25% with earnings downgrades of similar magnitude. When these risks are better reflected in valuations there should be an opportunity to add.

The Fund’s long-standing underweight exposure to Multi/Electric utilities has moved to neutral. Many good quality utilities are now trading at relatively appealing levels, having underperformed in April’s rising markets. Lower interest rates will be supportive of valuation multiples. Over the longer term, the structural growth drivers for this sector (build-out of renewables, replacement of aged networks) remain intact.

Conclusion
The macroeconomic outlook is hard to predict and will depend largely on coronavirus developments / progress. As a team we try to look through the near term market noise, and take a long term perspective. We continue to execute the investment process that has served us well since 2007, focusing on relative quality and value.

We are engaging with companies to gain a first-hand understanding of how they are being affected. We are stress-testing valuation assumptions; analyzing key metrics including leverage and counter-party risk; and looking at company business models and at the adequacy of management response to these unprecedented circumstances. We are seeking higher quality names with the ability to maintain cash flows, which have been unfairly treated by recent indiscriminate market moves.

Over the medium term, we remain confident that infrastructure’s essential service provision and contracted or regulated business models should insulate the asset class from the worst effects of coronavirus. In a period of extended economic slowdown or recession, we would expect the potential for listed infrastructure earnings to hold up better than those of the wider market.

Sincerely,

The First State Investments Management Team

Past performance is not a guarantee of future results.

Mutual fund investing involves risk.  Principal loss is possible.  Infrastructure companies may be subject to a variety of factors that may adversely affect their business, including high interest costs, high leverage, regulation costs, economic slowdown, surplus capacity, increased competition, lack of fuel availability and energy conversation policies.  The Fund invests in small- and mid-cap companies, which involve additional risks such as limited liquidity and greater volatility.  The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investing in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of nationalization, confiscation or the imposition of restrictions on foreign investment.  Investing in master limited partnerships (“MLPs”) involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles.  Risks inherent in the structure of MLPs, include complex tax structure risks, limited ability for election or removal of management, limited voting rights, potential dependence on parent companies or sponsors for revenues to satisfy obligations, and potential conflicts of interest between partners, members and affiliates.  Some of the risks involved in investing in real estate investment trusts (“REITs”) include a general decline in the value of real estate, fluctuations in rental income, changes in interest rates, increases in property taxes, increased operating costs, overbuilding, changes in zoning laws, and changes in consumer demand for real estate.  Since the Fund’s investments are comprised of companies in the same industry or group of industries, the Fund may be subject to greater volatility than a fund that invests in a wider variety of industries.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please see the schedule of investments in this report for complete Fund holdings.

Current and future portfolio holdings are subject to risk.

The FTSE Global Core Infrastructure 50/50 Index gives participants an industry-defined interpretation of infrastructure and adjusts the exposure to certain infrastructure sub-sectors.  The constituent weights for this index are adjusted as part of the semi-annual review according to three broad industry sectors – 50% Utilities, 30% Transportation including capping of 7.5% for railroads/railways and a 20% mix of other sectors including pipelines, satellites and telecommunication towers.  Company weights within each group are adjusted in proportion to their investable market capitalisation.

You cannot invest directly in an index.

Cash flow is defined as operating cash flows less maintenance capital expenditure.

Must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC, Distributor.

First State Global Listed Infrastructure Fund

Sector Allocation of Portfolio Assets at April 30, 2020 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

First State Global Listed Infrastructure Fund

Schedule of Investments
at April 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS: 84.07%
	Airport Services - 4.49%
71,965	Auckland International Airport Ltd.^	$265,752
6,336	Flughafen Zurich AG^	783,553
44,120	Grupo Aeroportuario del Sureste SAB de CV - Class B^	440,852
189,816	Signature Aviation plc^	466,169
		1,956,326

	Construction & Engineering - 5.98%
13,947	Eiffage SA^	1,139,779
13,937	Ferrovial SA^	348,982
13,631	VINCI SA^	1,116,684
		2,605,445

	Electric Utilities - 29.03%
18,158	Alliant Energy Corp.	881,571
17,893	American Electric Power Company, Inc.	1,487,087
2,443	Avangrid, Inc.	105,049
106,000	CLP Holdings Ltd.^	1,134,637
27,600	Emera, Inc.^	1,098,686
18,753	Evergy, Inc.	1,095,738
17,163	Eversource Energy	1,385,054
11,595	NextEra Energy, Inc.	2,679,836
15,297	PNM Resources, Inc.	619,376
15,604	Portland General Electric Co.	730,111
32,733	SSE plc^	513,427
14,454	Xcel Energy, Inc.	918,696
		12,649,268

	Gas Utilities - 6.83%
84,600	China Gas Holdings Ltd.^	307,837
26,800	ENN Energy Holdings Ltd.^	302,102
18,067	Rubis SCA^	809,451
34,200	Tokyo Gas Co. Ltd.^	750,550
26,743	UGI Corp.	807,104
		2,977,044

	Highways & Railtracks - 10.47%
55,418	Atlantia SpA^	908,485
814,000	Jiangsu Expressway Co. Ltd. - Class H^	971,644
47,897	Promotora y Operadora de Infraestructura SAB de CV^	331,926
263,907	Transurban Group^	2,352,664
		4,564,719

	Marine Ports & Services - 0.28%
20,000	China Merchants Port Holdings Co. Ltd.^	25,741
178,000	COSCO SHIPPING Ports Ltd.^	94,830
		120,571

	Multi-Utilities - 13.20%
11,703	Avista Corp.	503,697
19,923	CenterPoint Energy, Inc.	339,289
31,818	Dominion Energy, Inc.	2,454,122
125,105	National Grid plc^	1,466,067
39,441	NiSource, Inc.	990,363
		5,753,538

	Oil & Gas Storage & Transportation - 5.54%
16,459	Cheniere Energy, Inc.*	768,471
25,900	Pembina Pipeline Corp.^	593,935
54,238	Williams Companies, Inc.	1,050,590
		2,412,996

First State Global Listed Infrastructure Fund

Schedule of Investments (Continued)
at April 30, 2020 (Unaudited)

Shares		Value
	Railroads - 6.96%
141,906	Aurizon Holdings Ltd.^	$431,088
3,200	Central Japan Railway Co.^	503,534
13,400	East Japan Railway Co.^	978,468
3,635	Norfolk Southern Corp.	621,948
3,121	Union Pacific Corp.	498,705
		3,033,743

	Water Utilities - 1.29%
18,758	Severn Trent plc^	562,878
	TOTAL COMMON STOCKS (Cost $39,935,814)	36,636,528

	MLP INVESTMENTS: 5.13%
	Oil & Gas Storage & Transportation - 5.13%
83,635	Enterprise Products Partners, LP	1,468,631
18,620	Magellan Midstream Partners, LP	765,841
	TOTAL MLP INVESTMENTS (Cost $2,826,901)	2,234,472

	REITs: 8.37%
	Real Estate - 8.37%
7,031	American Tower Corp.	1,673,378
5,127	Crown Castle International Corp.	817,398
3,991	SBA Communications Corp.	1,157,071
	TOTAL REITs (Cost $3,263,889)	3,647,847

	Total Investments in Securities (Cost $46,026,604): 97.57%	42,518,847
	Other Assets in Excess of Liabilities: 2.43%	1,059,624
	Net Assets: 100.00%	$43,578,471

* Non-income producing security.
^ Foreign issuer.

LP	Limited Partnership
Ltd.	Company is incorporated and shareholders have limited liability.
plc	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
REIT	Real Estate Investment Trust
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SAB de CV	Sociedad Anonima de Capital Variable which is the most formal business structure in Mexico.
SpA	Società per Azioni is the Italian term for a limited share company.
AG	Aktiengesellschaft is the German term for a public limited company.
SCA	Societe en commandite par actions is the French term for a limited share company.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
Country	% of Net Assets
United States	57.09%
France	7.04%
United Kingdom	6.90%
Australia	6.39%
China	5.82%
Japan	5.12%
Canada	3.88%
Italy	2.09%
Switzerland	1.80%
Mexico	1.77%
Spain	0.80%
Cayman Islands	0.69%
New Zealand	0.61%
100.00%

First State Global Listed Infrastructure Fund
STATEMENT OF ASSETS AND LIABILITIES
at April 30, 2020 (Unaudited)

ASSETS
Investments, at market value (cost $46,026,604)	$42,518,847
Cash	867,257
Foreign cash, at value (cost $236,689)	235,531
Receivables
Securities sold	712,438
Dividends and interest	110,587
Dividend tax reclaim	11,858
Prepaid expenses	14,350
Total assets	44,470,868

LIABILITIES
Payables
Securities purchased	839,380
Due to Adviser	5,832
Administration and fund accounting fees	14,816
Audit fees	10,439
Shareholder servicing fees	3,170
Transfer agent fees and expenses	6,195
Reports to shareholders	906
Legal fees	541
Trustee fees and expenses	305
Custody fees	6,072
Chief Compliance Officer fee	4,741
Total liabilities	892,397

NET ASSETS	$43,578,471

CALCULATION OF NET ASSET VALUE PER SHARE
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	4,389,659

Net asset value, redemption price and offering price per share	$9.93

COMPONENTS OF NET ASSETS
Paid-in capital	$47,111,104
Total distributable deficit	(3,532,633)
Total net assets	$43,578,471

The accompanying notes are an integral part of these financial statements.

First State Global Listed Infrastructure Fund
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2020 (Unaudited)

NET INVESTMENT INCOME
Income
Dividends (net of foreign taxes withheld of $8,963)	$550,927
Total income	550,927

Expenses
Advisory fees (Note 4)	156,453
Administration and fund accounting fees (Note 4)	45,194
Custody fees (Note 4)	29,151
Transfer agent fees and expenses (Note 4)	19,159
Shareholder servicing fees (Note 5)	18,774
Registration fees	11,608
Audit fees	10,445
Chief Compliance Officer fees (Note 4)	9,324
Trustee fees and expenses	6,661
Miscellaneous	4,361
Legal fees	3,906
Shareholder reporting	2,172
Insurance expense	788
Total expenses before fee waiver	317,996
Less: advisory fees waived by Adviser (Note 4)	(121,908)
Net expenses	196,088
Net investment income	354,839

REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY
Net realized loss on transactions from:
Investments	(2,833)
Foreign currency	(17,944)
Net change in unrealized appreciation/(depreciation) on:
Investments	(5,698,139)
Foreign currency	(2,486)
Net realized and unrealized loss on investments and foreign currency	(5,721,402)
Net decrease in net assets resulting from operations	$(5,366,563)

The accompanying notes are an integral part of these financial statements.

First State Global Listed Infrastructure Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2020	Year Ended
NET INCREASE/(DECREASE) IN NET ASSETS FROM:	(Unaudited)	October 31, 2019
OPERATIONS
Net investment income	$354,839	$490,481
Net realized gain/(loss) on transactions from:
Investments	(2,833)	656,146
Foreign currency	(17,944)	3,375
Net change in unrealized appreciation/(depreciation) on:
Investments	(5,698,139)	2,759,525
Foreign currency	(2,486)	812
Net increase/(decrease) in net assets resulting from operations	(5,366,563)	3,910,339

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(1,303,427)	(436,941)
Total dividends and distributions	(1,303,427)	(436,941)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	13,391,477	18,849,836
Proceeds from shares issued in reinvestment of dividends	1,226,207	436,941
Cost of shares redeemed	(15)	(1,041,017)
Net increase in net assets resulting from capital share transactions	14,617,669	18,245,760

Total increase in net assets	7,947,679	21,719,158

NET ASSETS
Beginning of period	35,630,792	13,911,634

End of period	$43,578,471	$35,630,792

CHANGES IN SHARES OUTSTANDING
Shares sold	1,199,238	1,734,569
Shares issued in reinvestment of dividends	109,190	44,495
Shares redeemed	(1)	(102,361)
Net increase in shares outstanding	1,308,427	1,676,703

The accompanying notes are an integral part of these financial statements.

First State Global Listed Infrastructure Fund
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Six Months Ended				February 28, 2017*
	April 30, 2020		Year Ended	Year Ended	through
	(Unaudited)		October 31, 2019	October 31, 2018	October 31, 2017

Net asset value, beginning of period	$11.56		$9.90	$11.17	$10.00

Income from investment operations:
Net investment income	0.07		0.17	0.18	0.22
Net realized and unrealized gain/(loss) on investments and foreign currency	(1.35)		1.76	(0.73)	0.95
Total from investment operations	(1.28)		1.93	(0.55)	1.17

Less dividends and distributions:
Dividends from net investment income	(0.16)		(0.16)	(0.32)	-
Distributions from net realized gains	(0.19)		(0.11)	(0.40)	-
Total dividends and distributions	(0.35)		(0.27)	(0.72)	-

Net asset value, end of period	$9.93		$11.56	$9.90	$11.17

Total return	-11.39	%+	19.90%	-5.19%	11.70	%+

Supplemental data and ratios:
Net assets, end of period (thousands)	$43,578		$35,631	$13,912	$6,109
Ratio of net expenses to average net assets:
Before fee waivers and expense reimbursement	1.52	%++	1.93%	3.52%	4.53	%++
After fee waivers and expense reimbursement	0.94	%++	0.94%	0.91%	0.99	%++
Ratio of net investment income/(loss) to average net assets:
Before fee waivers and expense reimbursement	1.12	%++	1.14%	(0.19%)	(0.32	%)++
After fee waivers and expense reimbursement	1.70	%++	2.13%	2.42%	3.22	%++
Portfolio turnover rate	33.27	%+	41.26%	60.14%	51.11	%+

*	Commencement of operations.
+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

First State Global Listed Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS at April 30, 2020 (Unaudited)

NOTE 1 - ORGANIZATION

The First State Global Listed Infrastructure Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”  The investment objective of the Fund is to seek to achieve growth of capital and inflation-protected income.  The Fund currently offers Class I shares which commenced operations on February 28, 2017.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year 2017-2019, or expected to be taken in the Fund’s 2020 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income, Expenses and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of specific lot identification.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Fund distributes substantially all net investment income, if any, and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Foreign Securities: The Fund may invest up to 75% of its net assets in securities of foreign companies, including but not limited to depositary receipts.  Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.

First State Global Listed Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS at April 30, 2020 (Unaudited) (Continued)

Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from the changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

E.
REITs: The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

F.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

G.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

H.
Redemption Fees: The Fund charges a 2% redemption fee to shareholders who redeem shares held for 30 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.  During the six months ended April 30, 2020, the Fund did not collect redemption fees.

I.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of April 30, 2020, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.  Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.   These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

First State Global Listed Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS at April 30, 2020 (Unaudited) (Continued)

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (“NYSE”) (4:00 p.m. EST).

Equity Securities: Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.

Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its net asset value per share, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service.  All assets denominated in foreign currency will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.

For foreign securities traded on foreign exchanges, the Trust has selected ICE Data Services’ Fair Value Information Services (“FVIS”) to provide pricing data with respect to foreign security holdings held by the Fund. The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of the Fund’s securities traded on those foreign exchanges. The Fund utilizes a confidence interval when determining the use of the FVIS provided prices. The confidence interval is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security’s corresponding American Depositary Receipt, if one exists. FVIS provides the confidence interval for each security for which it provides a price. If the FVIS provided price falls within the confidence interval the Fund will value the particular security at that price. If the FVIS provided price does not fall within the confidence interval the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices. These securities would generally be categorized as Level 2 in the fair value hierarchy. First State Investments (US) LLC (the “Adviser”) anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not

First State Global Listed Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS at April 30, 2020 (Unaudited) (Continued)

represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2020:

	Level 1	Level 2	Level 3	Total

Common Stocks
Energy	$2,412,996	$-	$-	$2,412,996
Industrials	1,893,431	10,387,373	-	12,280,804
Utilities	16,095,779	5,846,949	-	21,942,728
Total Common Stocks	20,402,206	16,234,322	-	36,636,528
MLP Investments	2,234,472	-	-	2,234,472
REITs	3,647,847	-	-	3,647,847
Total Investments in Securities	$26,284,525	$16,234,322	$-	$42,518,847

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.  Transfers between levels are recognized at April 30, 2020, the end of the reporting period.  During the six months ended April 30, 2020, the Fund recognized no transfers between levels.

In August 2018, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

NOTE 4 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser provides the Fund with investment management services under an investment advisory agreement.  The Adviser furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund.  The Adviser is entitled to a monthly fee at the annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has delegated the day-to-day investment management of the Fund to Colonial First State Asset Management (Australia) Limited (the “Sub-Adviser”).  The Sub-Adviser is compensated by the Adviser from the management fees paid to the Adviser.  The sub-advisory fee to be received by the Sub-Adviser is 0.60% of average daily net assets.  The percentage of compensation the Sub-Adviser receives from the Adviser is subject to adjustment

First State Global Listed Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS at April 30, 2020 (Unaudited) (Continued)

according to the Adviser’s transfer pricing methodology and therefore is subject to change.  For the six months ended April 30, 2020, the Fund incurred $156,453 in advisory fees.

The Fund is responsible for its own operating expenses.  The Adviser has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses (excluding acquired fund fees and expenses, interest, taxes, extraordinary expenses and class specific expenses such as the 0.10% shareholder servicing plan fee) to the extent necessary to limit the Fund’s total annual fund operating expenses to 0.85% of average daily net assets.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended April 30, 2020, the Adviser reduced its fees in the amount of $121,908.  The expense limitation will remain in effect through at least February 27, 2021 and may be terminated only by the Trust’s Board of Trustees.  The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

Date	Amount
10/31/2020	$106,332
10/31/2021	233,932
10/31/2022	226,253
4/30/2023	121,908
$688,425

Fund Services serves as the Fund’s administrator, fund accountant and transfer agent.  U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund.  The Custodian is an affiliate of Fund Services.  Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the six months ended April 30, 2020 are disclosed in the statement of operations.

Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar from U.S. Bancorp.  As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp.  The Board of Trustees has approved a new distribution agreement to enable Quasar to continue serving as the Fund’s Distributor.

NOTE 5 – SHAREHOLDER SERVICING FEE

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.10% of the Fund’s average daily net assets.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the six months ended April 30, 2020, the Fund accrued $18,774 in shareholder servicing fees.

First State Global Listed Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS at April 30, 2020 (Unaudited) (Continued)

NOTE 6 – LINE OF CREDIT

Effective March 27, 2020, the Fund has a credit line in the amount of $5,000,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  For the period March 27, 2020 to April 30, 2020, the Fund did not draw upon the line of credit.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2020, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $26,989,703 and $13,554,894, respectively.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended April 30, 2020 and the year ended October 31, 2019 was as follows:

                                                    April 30, 2020            October 31, 2019
Ordinary Income                            $1,303,427                     $436,941

As of October 31, 2019, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$32,888,071
Gross unrealized appreciation	$2,945,351
Gross unrealized depreciation	(915,579)
Net unrealized appreciation (a)	2,029,772
Net unrealized appreciation on foreign currency	610
Undistributed ordinary income	825,477
Undistributed long-term capital gain	281,498
Total distributable earnings	1,106,975
Other accumulated gains/(losses)	-
Total accumulated earnings/(losses)	$3,137,357

(a) The difference between book-basis and tax-basis cost and net unrealized appreciation is attributable primarily to wash sales and partnerships.

NOTE 9 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return.  The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund's investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

First State Global Listed Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS at April 30, 2020 (Unaudited) (Continued)

•
Infrastructure Companies Risk. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Some of the specific risks that infrastructure companies may be particularly affected by, or subject to, include the following: regulatory risk, technology risk, regional or geographic risk, natural disasters risk, through-put risk, project risk, strategic asset risk, operation risk, customer risk, interest rate risk, inflation risk and financing risk.

In particular, the operations of infrastructure projects are exposed to unplanned interruptions caused by significant catastrophic events, such as cyclones, earthquakes, landslides, floods, explosion, fire, terrorist attack, major plant breakdown, pipeline or electricity line rupture or other disasters. Operational disruption, as well as supply disruption, could adversely impact the cash flows available from these assets.

Further, national and local environmental laws and regulations affect the operations of infrastructure projects.  Standards are set by these laws, and regulations are imposed regarding certain aspects of health and environmental quality, and they provide for penalties and other liabilities for the violation of such standards, and establish, in certain circumstances, obligations to remediate and rehabilitate current and former facilities and locations where operations are, or were, conducted. These laws and regulations may have a detrimental impact on the financial performance of infrastructure projects.

•
Concentration Risk.  Since the securities of companies in the same industry or group of industries will comprise a significant portion of the Fund’s portfolio, the Fund will be more significantly impacted by adverse developments in such industries than a fund that invests in a wider variety of industries.

•
Emerging Markets Risk.  Emerging markets are markets of countries in the initial stages of industrialization and generally have low per capita income.  In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than those of more developed countries.

•
Stapled Securities Risk.   A stapled security is comprised of two different securities—a unit of a trust and a share of a company—that are "stapled" together and treated as a unit at all times, including for transfer or trading.  The characteristics and value of a stapled security are influenced by both underlying securities. The listing of stapled securities on a domestic or foreign exchange does not guarantee a liquid market for stapled securities.

•
Real Estate Investment Trust (REIT) Risk.  Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.  In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.

•
Limited Partnership and MLP Risk.  Investments in securities (units) of partnerships, including MLPs, involve risks that differ from an investment in common stock.  Holders of the units of limited partnerships have more limited control and limited rights to vote on matters affecting the partnership.  Certain tax risks are associated with an investment in units of limited partnerships.  In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a limited partnership, including a conflict arising as a result of incentive distribution payments.  In addition, investments in certain investment vehicles, such as limited partnerships and MLPs, may be illiquid.  Such partnership investments may also not provide daily pricing information to their investors, which will require the Fund to employ fair value procedures to value its holdings in such investments.

NOTE 10 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of April 30, 2020, Capinco, c/o U.S. Bank N.A., owned 89.24% of the outstanding shares of the Fund.

First State Global Listed Infrastructure Fund

Expense Example – at April 30, 2020 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/19 – 4/30/20).

Actual Expenses
The first line of the following table provides information about actual account values and actual expenses.  Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/19	4/30/20	11/1/19 – 4/30/20

Actual	$1,000.00	$886.10	$4.41

Hypothetical	$1,000.00	$1,020.19	$4.72
(5% return before expenses)

*Expenses are equal to the Fund’s annualized expense ratio of 0.94%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year)/366 days to reflect the one-half year expense.

First State Global Listed Infrastructure Fund

NOTICE TO SHAREHOLDERS at April 30, 2020 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-898-5040 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-898-5040.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q and Form N-PORT

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT.  The Fund’s Form N-Q and Form N-PORT are available on the SEC’s website at http://www.sec.gov.  Information included in the Fund’s Form N-Q and Form N-PORT is also available, upon request, by calling 1-888-898-5040.

HOUSEHOLDING

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-898-5040 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

First State Global Listed Infrastructure Fund

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
First State Investments (US) LLC
10 East 53rd Street, 21st Floor
New York, New York 10022

Investment Sub-Adviser
Colonial First State Asset Management (Australia) Limited
Darling Park, Tower 1
201 Sussex Street
Sydney, NSW 2000
Australia

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019

Custodian
U.S. Bank National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call 1-888-898-5040.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date    7/7/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date    7/7/20

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal
Financial Officer

Date    7/7/20

* Print the name and title of each signing officer under his or her signature